SHARE-BASED PAYMENT PLANS (Details) € / shares in Units, € in Thousands, R$ in Thousands		12 Months Ended
	Jun. 08, 2018	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2020 BRL (R$) item shares	Dec. 31, 2019 BRL (R$)
SHARE-BASED PAYMENT PLANS
Share price | € / shares		€ 3.2450
Expense from share-based payment transactions with employees | R$			R$ 19,196	R$ 10,833
Consolidated liability balances | R$			R$ 86,296	R$ 40,523
Global Employee Share Plan ("GESP")
SHARE-BASED PAYMENT PLANS
Employee monthly contributions | €		€ 1,800
Acquisition period		12 years	12 years
Retention period		12 years	12 years
Number of purchased shares for which free shares will be granted | shares		2	2
Vesting period		2 years	2 years
Number of free shares entitled for every two purchased shares | shares		1	1
Global Employee Share Plan ("GESP") | Minimum
SHARE-BASED PAYMENT PLANS
Employee monthly contributions | €		€ 25
Global Employee Share Plan ("GESP") | Maximum
SHARE-BASED PAYMENT PLANS
Employee monthly contributions | €		€ 150
TFSP 2018-2020 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		122	122
Number of potential shares to be received | shares		101,000	101,000
TFSP 2019-2021 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		152	152
Number of potential shares to be received | shares		128,000	128,000
TFSP 2020-2022 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		170	170
Number of potential shares to be received | shares		136,400	136,400
Talent future share plan
SHARE-BASED PAYMENT PLANS
Initial life of the plan	3 years	3 years	3 years
Perform Share Plan
SHARE-BASED PAYMENT PLANS
Initial life of the plan	3 years
PSP 2018-2020 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		94	94
Number of executives appointed under articles Bylaws		2	2
Number of potential shares to be received | shares		740,345	740,345
PSP 2019-2021 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		94	94
Number of executives appointed under articles Bylaws		3	3
Number of potential shares to be received | shares		995,237	995,237
PSP 2020-2022 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives		106	106
Number of executives appointed under articles Bylaws		3	3
Number of potential shares to be received | shares		601,444	601,444